Current financial debt and derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of current financial debt and derivative instruments [abstract]
Current financial debt and derivative instruments
(USD millions)	2024	2023

Bank and other financial debt [1]	642	624

Commercial paper	4 091	3 269

Current portion of non-current financial debt	3 356	2 191

Derivative financial instruments	143	91

Total current financial debt and derivative financial instruments	8 232	6 175

[1] Weighted average interest rate during the year 2024: 20.8% (2023: 13.2%)